Reclamation Provision - Disclosure of changes to the reclamation and closure provision during year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring provision [abstract]
Balance, beginning of period	$ 54,527	$ 25,492
Acquisition of Florida Canyon	0	29,817
Reclamation provision accretion (Note 20)	2,457	1,217
Reclamation paid	(991)	(1,188)
Revisions in estimates and obligations	9,332	(811)
Balance, end of period	65,325	54,527
Less: current portion	(1,344)	(1,615)
Long-term portion	$ 63,981	$ 52,912